Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	15 years	15 years
Minimum [Member] | Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Minimum [Member] | Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Minimum [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Maximum [Member] | Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Maximum [Member] | Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Maximum [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Property, plant and equipment, useful life	8 years	8 years